Schedule of Investments (unaudited) January 31, 2020	iShares® Short Maturity Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Asset-Backed Securities
Adams Mill CLO Ltd., Series 2014-1A, Class A2R, 2.93%, 07/15/26 (Call 04/15/20), (3 mo. LIBOR US + 1.100%)(a)(b)	$4,763	$4,763,609
Ally Auto Receivables Trust
Series 2017-4, Class A3, 1.75%, 12/15/21 (Call 01/15/21)	3,617	3,617,944
Series 2018-3, Class A2, 2.72%, 05/17/21 (Call 10/15/21)	180	179,963
Series 2019-1, Class A2, 2.85%, 03/15/22 (Call 06/15/22)	18,105	18,164,875
ALM VII Ltd., Series 2012-7A, Class A1A2, 3.00%, 07/15/29 (Call 07/15/20), (3 mo. LIBOR US + 1.170%)(a)(b)	9,000	8,985,038
ALM XII Ltd., Series 2015-12A, Class A1R2, 2.73%, 04/16/27 (Call 04/16/20), (3 mo. LIBOR US + 0.890%)(a)(b)	2,748	2,745,599
ALM XVII Ltd., Series 2015-17A, Class A1AR, 2.76%, 01/15/28 (Call 04/15/20), (3 mo. LIBOR US + 0.930%)(a)(b)	22,500	22,519,692
American Express Credit Account Master Trust, Series 2018-9, Class A, 2.06%, 04/15/26, (1 mo. LIBOR US + 0.380%)(b)	17,650	17,701,074
AmeriCredit Automobile Receivables Trust
Series 2017-3, Class A3, 1.90%, 03/18/22 (Call 12/18/21)	7,639	7,636,577
Series 2018-3, Class A2A, 3.11%, 01/18/22 (Call 12/18/22)	13,919	13,950,069
Series 2019-1, Class A2A, 2.93%, 06/20/22 (Call 02/18/23)	19,205	19,278,421
Anchorage Capital CLO 4-R Ltd., Series 2014-4RA, Class A, 2.85%, 01/28/31 (Call 04/28/20), (3 mo. LIBOR US + 1.050%)(a)(b)	2,500	2,484,279
Anchorage Capital CLO 7 Ltd., Series 2015-7A, Class AR, 2.79%, 10/15/27 (Call 04/15/20), (3 mo. LIBOR US + 0.960%)(a)(b)	9,823	9,829,389
Anchorage Capital CLO 8 Ltd., Series 2016-8A, Class AR, 2.80%, 07/28/28 (Call 04/28/20), (3 mo. LIBOR US + 1.000%)(a)(b)	6,305	6,298,954
Ares XXIX CLO Ltd., Series 2014-1A, Class A1R, 3.03%, 04/17/26 (Call 04/17/20), (3 mo. LIBOR US + 1.190%)(a)(b)	2,847	2,846,573
Atlas Senior Loan Fund III Ltd., Series 2013-1A, Class AR, 2.73%, 11/17/27 (Call 02/17/20), (3 mo. LIBOR US + 0.830%)(a)(b)	15,411	15,413,654
Avery Point IV CLO Ltd., Series 2014-1A, Class AR, 2.89%, 04/25/26 (Call 04/25/20), (3 mo. LIBOR US + 1.100%)(a)(b)	2,585	2,585,693
BA Credit Card Trust
Series 2017-A2, Class A2, 1.84%, 01/17/23	10,000	10,008,029
Series 2018-A3, Class A3, 3.10%, 12/15/23	12,285	12,565,049
Bain Capital Credit Clo Ltd., Series 2016-2A, Class AR, 2.97%, 01/15/29 (Call 04/15/20), (3 mo. LIBOR US + 1.140%)(a)(b)	7,620	7,604,409
BlueMountain CLO Ltd., Series 2012-2A, Class AR2, 2.95%, 11/20/28 (Call 02/20/20), (3 mo. LIBOR US + 1.050%)(a)(b)	11,310	11,286,190

Security	Par (000)	Value
BMW Floorplan Master Owner Trust, Series 2018-1, Class A2, 2.00%, 05/15/23, (1 mo. LIBOR US + 0.320%)(a)(b)	$21,060	$21,093,454
BMW Vehicle Owner Trust
Series 2016-A, Class A4, 1.37%, 12/27/22 (Call 06/25/20)	5,638	5,633,659
Series 2019-A, Class A2, 2.05%, 05/25/22 (Call 03/25/23)	19,000	19,042,410
Capital One Multi-Asset Execution Trust, Series 2017-A4, Class A4, 1.99%, 07/17/23	30,195	30,263,217
Carlyle Global Market Strategies CLO Ltd., Series 2013-2A, Class AR, 2.71%, 01/18/29 (Call 04/18/20), (3 mo. LIBOR US + 0.890%)(a)(b)	6,210	6,173,822
CarMax Auto Owner Trust
Series 2016-1, Class A4, 1.88%, 06/15/21 (Call 04/15/20)	8,249	8,248,961
Series 2016-2, Class A4, 1.68%, 09/15/21 (Call 06/15/20)	9,436	9,433,731
Series 2018-2, Class A2, 2.73%, 08/16/21 (Call 04/15/22)	1,765	1,767,121
Series 2019-1, Class A2A, 3.02%, 07/15/22 (Call 11/15/22)	14,969	15,039,947
Catamaran CLO Ltd., Series 2015-1A, Class AR, 2.70%, 04/22/27 (Call 04/22/20), (3 mo. LIBOR US + 0.900%)(a)(b)	3,157	3,149,474
Cedar Funding II CLO Ltd., Series 2013-1A, Class A1R, 3.12%, 06/09/30 (Call 03/09/20), (3 mo. LIBOR US + 1.230%)(a)(b)	8,000	8,005,654
Cedar Funding VI CLO Ltd., Series 2016-6A, Class AR, 2.91%, 10/20/28 (Call 04/20/20), (3 mo. LIBOR US + 1.090%)(a)(b)	20,500	20,485,451
Chase Issuance Trust, Series 2018-A1, Class A1, 1.88%, 04/17/23, (1 mo. LIBOR US + 0.200%)(b)	2,310	2,312,265
CIFC Funding Ltd.
Series 2014-4RA, Class A1A, 2.97%, 10/17/30 (Call 10/17/20), (3 mo. LIBOR US + 1.130%)(a)(b)	15,175	15,173,475
Series 2015-2A, Class AR, 2.61%, 04/15/27 (Call 04/15/20), (3 mo. LIBOR US + 0.780%)(a)(b)	13,154	13,134,404
Series 2017-2A, Class A, 3.06%, 04/20/30 (Call 04/20/20), (3 mo. LIBOR US + 1.240%)(a)(b)	6,375	6,358,874
Citibank Credit Card Issuance Trust
Series 2018-A2, Class A2, 1.98%, 01/20/25, (1 mo. LIBOR US + 0.330%)(b)	25,000	25,049,653
Series 2019-A5, Class A5, 2.27%, 04/22/26, (1 mo. LIBOR + 0.620%)(b)	40,505	40,799,386
CNH Equipment Trust
Series 2017-B, Class A3, 1.86%, 09/15/22 (Call 10/15/21)	12,473	12,477,119
Series 2019-A, Class A2, 2.96%, 05/16/22 (Call 12/15/22)	5,720	5,750,958
Discover Card Execution Note Trust, Series 2019-A2, Class A, 1.95%, 12/15/23, (1 mo. LIBOR US + 0.270%)(b)	41,300	41,446,330
Drive Auto Receivables Trust
Series 2019-2, Class A3, 3.04%, 03/15/23 (Call 01/15/22)	15,540	15,629,372

Schedule of Investments (unaudited) (continued) January 31, 2020	iShares® Short Maturity Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value
Series 2019-4, Class A3, 2.16%, 05/15/23 (Call 03/15/23)	$8,200	$8,237,837
Dryden 43 Senior Loan Fund, Series 2016-43A, Class AR, 2.96%, 07/20/29 (Call 07/20/20), (3 mo. LIBOR US + 1.140%)(a)(b)	20,000	20,010,368
Dryden XXVI Senior Loan Fund, Series 2013-26A, Class AR, 2.73%, 04/15/29 (Call 04/15/20), (3 mo. LIBOR US + 0.900%)(a)(b)	16,350	16,296,743
Eaton Vance CLO Ltd., Series 2013-1A, Class A1RR, 2.99%, 01/15/28 (Call 07/15/20), (3 mo. LIBOR US + 1.160%)(a)(b)	6,000	6,004,132
Enterprise Fleet Financing LLC
Series 2017-1, Class A2, 2.13%, 07/20/22 (Call 04/20/20)(a)	211	210,625
Series 2017-2, Class A2, 1.97%, 01/20/23(a)	3,074	3,074,403
Series 2017-3, Class A2, 2.13%, 05/22/23(a)	2,598	2,601,606
Ford Credit Auto Owner Trust
Series 2016-C, Class A3, 1.22%, 03/15/21 (Call 08/15/20)	327	326,630
Series 2019-C, Class A2B, 1.87%, 07/15/22 (Call 06/15/23), (1 mo. LIBOR US + 0.190%)(b)	56,000	56,037,016
Ford Credit Floorplan Master Owner Trust, Series 2019-1, Class A, 2.84%, 03/15/24	26,550	27,160,629
Ford Credit Floorplan Master Owner Trust A
Series 2013-2, Class A, 2.09%, 03/15/22(a)	2,560	2,560,993
Series 2017-2, Class A1, 2.16%, 09/15/22	14,518	14,551,688
Series 2019-3, Class A2, 2.28%, 09/15/24, (1 mo. LIBOR US + 0.600%)(b)	59,321	59,700,577
Galaxy XXIII CLO Ltd., Series 2017-23, Class A, 3.08%, 04/24/29 (Call 04/24/20), (3 mo. LIBOR US + 1.280%)(a)(b)	14,580	14,585,842
GM Financial Consumer Automobile Receivables Trust
Series 2018-2, Class A3, 2.81%, 12/16/22 (Call 02/16/22)	4,705	4,749,218
Series 2018-4, Class A2, 2.93%, 11/16/21 (Call 09/16/22)	6,161	6,173,249
GoldenTree Loan Opportunities IX Ltd., Series 2014-9A, Class AR2, 2.88%, 10/29/29 (Call 10/29/20), (3 mo. LIBOR US + 1.110%)(a)(b)	16,680	16,706,566
Halcyon Loan Advisors Funding Ltd., Series 2015-2A, Class AR, 2.87%, 07/25/27 (Call 04/25/20), (3 mo. LIBOR US + 1.080%)(a)(b)	12,251	12,227,587
Honda Auto Receivables Owner Trust
Series 2017-2, Class A3, 1.68%, 08/16/21 (Call 11/15/20)	11,983	11,980,595
Series 2018-2, Class A4, 3.16%, 08/19/24 (Call 10/18/21)	4,870	4,999,040
Series 2018-4, Class A2, 2.98%, 05/17/21 (Call 04/15/22)	10,963	10,997,836
HPS Loan Management 10-2016 Ltd., Series 10A-16, Class A1R, 2.96%, 01/20/28 (Call 10/20/20), (3 mo. LIBOR US + 1.140%)(a)(b)	16,850	16,859,872
John Deere Owner Trust, Series 2017-B, Class A3, 1.82%, 10/15/21 (Call 01/15/21)	4,097	4,095,323

Security	Par (000)	Value
LCM XX LP, Series 20A, Class AR, 2.86%, 10/20/27 (Call 04/20/20), (3 mo. LIBOR US + 1.040%)(a)(b)	$13,750	$13,757,316
LCM Xxiv Ltd., Series 24A, Class A, 3.13%, 03/20/30 (Call 04/20/20), (3 mo. LIBOR US + 1.310%)(a)(b)	2,000	1,999,173
LMREC Inc., Series 2016-CRE2, Class A, 3.48%, 11/24/31, (1 mo. LIBOR US + 1.700%)(a)(b)	431	432,446
LoanCore Issuer Ltd., Series 2018-CRE1, Class A, 2.81%, 05/15/28 (Call 05/15/20), (1 mo. LIBOR US + 1.130%)(a)(b)	9,450	9,449,986
Madison Park Funding X Ltd., Series 2012-10A, Class AR2, 3.04%, 01/20/29 (Call 07/20/20), (3 mo. LIBOR US + 1.220%)(a)(b)	6,250	6,237,319
Madison Park Funding XIII Ltd., Series 2014-13A, Class AR2, 2.77%, 04/19/30 (Call 04/19/20), (3 mo. LIBOR US + 0.950%)(a)(b)	4,000	3,979,708
Marathon CRE Ltd., Series 2018-FL1, Class A, 2.83%, 06/15/28 (Call 06/15/20), (1 mo. LIBOR US + 1.150%)(a)(b)	20,640	20,661,497
Mercedes-Benz Master Owner Trust
Series 2017-BA, Class A, 2.10%, 05/16/22, (1 mo. LIBOR US + 0.420%)(a)(b)	14,540	14,552,961
Series 2018-BA, Class A, 2.02%, 05/15/23, (1 mo. LIBOR US + 0.340%)(a)(b)	21,820	21,856,693
Series 2019-AA, Class A, 2.03%, 05/15/23, (1 mo. LIBOR US + 0.350%)(a)(b)	1,890	1,893,239
Navient Private Education Loan Trust
Series 2014-CT, Class A, 2.38%, 09/16/24 (Call 05/15/21), (1 mo. LIBOR US + 0.700%)(a)(b)	171	170,606
Series 2017-A, Class A2B, 2.58%, 12/16/58 (Call 03/15/28), (1 mo. LIBOR US + 0.900%)(a)(b)	1,737	1,740,091
Series 2018-BA, Class A1, 2.03%, 12/15/59 (Call 01/15/28), (1 mo. LIBOR US + 0.350%)(a)(b)	3,360	3,359,586
Navient Private Education Refi Loan Trust
Series 2018-CA, Class A1, 3.01%, 06/16/42 (Call 03/15/26)(a)	7,464	7,493,105
Series 2018-DA, Class A1, 1.98%, 12/15/59 (Call 02/15/29), (1 mo. LIBOR US + 0.300%)(a)(b)	4,269	4,269,030
Series 2019-A, Class A1, 3.03%, 01/15/43 (Call 03/15/27)(a)	2,344	2,356,501
Series 2019-FA, Class A1, 2.18%, 08/15/68 (Call 05/15/28)(a)	37,864	37,970,087
Series 2020-A, Class A1, 2.33%, 11/15/68, (1 mo. LIBOR US + 0.350%)(a)(b)	15,700	15,700,000
Nissan Auto Receivables Owner Trust
Series 2016-C, Class A3, 1.18%, 01/15/21 (Call 09/15/20)	172	171,463
Series 2017-B, Class A3, 1.75%, 10/15/21 (Call 07/15/21)	6,212	6,212,379
Series 2019-A, Class A2A, 2.82%, 01/18/22 (Call 01/15/23)	20,793	20,870,045
Nissan Master Owner Trust Receivables
Series 2017-B, Class A, 2.11%, 04/18/22, (1 mo. LIBOR US + 0.430%)(b)	22,513	22,526,328
Series 2017-C, Class A, 2.00%, 10/17/22, (1 mo. LIBOR US + 0.320%)(b)	19,405	19,422,336

Schedule of Investments (unaudited) (continued) January 31, 2020	iShares® Short Maturity Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value
Series 2019-A, Class A, 2.24%, 02/15/24, (1 mo. LIBOR US + 0.560%)(b)	$23,950	$24,060,005
Series 2019-B, Class A, 2.11%, 11/15/23, (1 mo. LIBOR US + 0.430%)(b)	24,000	24,064,486
NLY Commercial Mortgage Trust, Series 2019-FL2, Class A, 2.98%, 02/15/36 (Call 03/15/21), (1 mo. LIBOR US + 1.300%)(a)(b)	5,291	5,298,419
OCP CLO Ltd., Series 2016-12A, Class A1R, 2.94%, 10/18/28 (Call 04/18/20), (3 mo. LIBOR US + 1.120%)(a)(b)	21,095	21,124,830
OneMain Direct Auto Receivables Trust, Series 2017-2A, Class A, 2.31%, 12/14/21 (Call 08/14/20)(a)	452	451,863
OneMain Financial Issuance Trust, Series 2016-3A, Class A, 3.83%, 06/18/31 (Call 05/18/21)(a)	1,700	1,748,888
OZLM Funding Ltd., Series 2012-1A, Class A1R2, 3.03%, 07/22/29 (Call 04/22/20), (3 mo. LIBOR US + 1.230%)(a)(b)	1,000	997,317
OZLM VIII Ltd., Series 2014-8A, Class A1RR, 3.01%, 10/17/29 (Call 10/17/20), (3 mo. LIBOR US + 1.170%)(a)(b)	2,500	2,489,157
OZLM XIV Ltd., Series 2015-14A, Class A1AR, 2.99%, 01/15/29 (Call 04/15/20), (3 mo. LIBOR US + 1.160%)(a)(b)	10,035	10,030,600
Palmer Square Loan Funding Ltd.
Series 2018-4A, Class A1, 2.81%, 11/15/26 (Call 02/15/20), (3 mo. LIBOR US + 0.900%)(a)(b)	9,878	9,887,700
Series 2018-5A, Class A1, 2.67%, 01/20/27 (Call 04/20/20), (3 mo. LIBOR US + 0.850%)(a)(b)	26,147	26,069,293
PFS Financing Corp.
Series 2019-A, Class A1, 2.23%, 04/15/24, (1 mo. LIBOR US + 0.550%)(a)(b)	40,000	40,064,824
Series 2019-B, Class A, 2.23%, 09/15/23, (1 mo. LIBOR US + 0.550%)(a)(b)	14,650	14,656,628
Regatta VI Funding Ltd., Series 2016-1A, Class AR, 2.90%, 07/20/28 (Call 04/20/20), (3 mo. LIBOR US + 1.080%)(a)(b)	15,130	15,125,529
Santander Retail Auto Lease Trust, Series 2019-B, Class A2B, 2.01%, 04/20/22 (Call 11/20/22), (1 mo. LIBOR US + 0.360%)(a)(b)	14,253	14,273,643
SLM Private Credit Student Loan Trust
Series 2004-A, Class A3, 2.29%, 06/15/33 (Call 03/15/22), (3 mo. LIBOR US + 0.400%)(b)	6,707	6,659,418
Series 2004-B, Class A3, 2.22%, 03/15/24 (Call 09/15/24), (3 mo. LIBOR US + 0.330%)(b)	12,266	12,229,161
Series 2005-A, Class A3, 2.09%, 06/15/23 (Call 03/15/28), (3 mo. LIBOR US + 0.200%)(b)	2,041	2,037,575
Series 2005-A, Class A4, 2.20%, 12/15/38 (Call 03/15/28), (3 mo. LIBOR US + 0.310%)(b)	10,500	10,249,388
Series 2005-B, Class A4, 2.22%, 06/15/39 (Call 03/15/27), (3 mo. LIBOR US + 0.330%)(b)	8,285	8,142,700

Security	Par (000)	Value
Series 2006-A, Class A5, 2.18%, 06/15/39 (Call 09/15/28), (3 mo. LIBOR US + 0.290%)(b)	$17,817	$17,432,728
Series 2006-B, Class A5, 2.16%, 12/15/39 (Call 12/15/27), (3 mo. LIBOR US + 0.270%)(b)	12,615	12,285,100
SLM Private Education Loan Trust, Series 2011-C, Class A2A, 4.93%, 10/17/44 (Call 04/15/20), (1 mo. LIBOR US + 3.250%)(a)(b)	49	48,670
SLM Student Loan Trust, Series 2011-2, Class A1, 2.26%, 11/25/27 (Call 10/25/31), (1 mo. LIBOR US + 0.600%)(b)	235	235,682
SMB Private Education Loan Trust
Series 2015-A, Class A2A, 2.49%, 06/15/27 (Call 07/15/27)(a)	6,066	6,093,119
Series 2017-A, Class A2B, 2.58%, 09/15/34, (1 mo. LIBOR US + 0.900%)(a)(b)	22,939	22,985,064
Series 2018-A, Class A1, 2.03%, 03/16/26, (1 mo. LIBOR US + 0.350%)(a)(b)	1,038	1,038,378
Series 2018-B, Class A1, 2.00%, 12/16/24, (1 mo. LIBOR US + 0.320%)(a)(b)	526	525,666
Series 2018-C, Class A1, 1.98%, 09/15/25, (1 mo. LIBOR US + 0.300%)(a)(b)	4,495	4,494,758
Series 2019-A, Class A1, 2.03%, 02/16/26, (1 mo. LIBOR US + 0.350%)(a)(b)	8,790	8,790,567
SoFi Professional Loan Program LLC
Series 16-C, Class A1, 2.76%, 10/27/36 (Call 04/25/24), (1 mo. LIBOR US + 1.100%)(a)(b)	1,605	1,613,872
Series 2015-A, Class A1, 2.86%, 03/25/33 (Call 03/25/20), (1 mo. LIBOR US + 1.200%)(a)(b)	261	261,388
Series 2015-B, Class A1, 2.71%, 04/25/35 (Call 10/25/21), (1 mo. LIBOR US + 1.050%)(a)(b)	1,465	1,472,173
Sound Point Clo XIV Ltd., Series 2016-3A, Class AR, 2.96%, 01/23/29 (Call 04/23/20), (3 mo. LIBOR US + 1.150%)(a)(b)	7,255	7,251,324
Sound Point Clo XV Ltd., Series 2017-1A, Class AR, 2.96%, 01/23/29 (Call 04/23/20), (3 mo. LIBOR US + 1.150%)(a)(b)	1,100	1,099,600
Symphony CLO XVIII Ltd., Series 2016-18A, Class AR, 2.96%, 01/23/28, (3 mo. LIBOR US + 1.150%)(a)(b)	2,400	2,402,989
TCI-Symphony CLO Ltd., Series 2016-1A, Class AR, 3.01%, 10/13/29 (Call 04/13/20), (3 mo. LIBOR US + 1.160%)(a)(b)	5,235	5,233,883
TICP CLO I Ltd., Series 2015-1A, Class AR, 2.62%, 07/20/27 (Call 04/20/20), (3 mo. LIBOR US + 0.800%)(a)(b)	3,921	3,918,792
TICP CLO VI Ltd., Series 2016-6A, Class AR, 3.03%, 01/15/29 (Call 04/15/20), (3 mo. LIBOR US + 1.200%)(a)(b)	6,380	6,393,593
Toyota Auto Receivables, Series 2016-C, Class A4, 1.32%, 11/15/21 (Call 05/15/20)	5,298	5,293,031
Toyota Auto Receivables Owner Trust
Series 2017-B, Class A3, 1.76%, 07/15/21 (Call 03/15/21)	2,594	2,593,960
Series 2019-A, Class A2A, 2.83%, 10/15/21 (Call 11/15/22)	17,333	17,401,204

Schedule of Investments (unaudited) (continued) January 31, 2020	iShares® Short Maturity Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value
Treman Park CLO Ltd., Series 2015-1A, Class ARR, 2.89%, 10/20/28 (Call 04/20/20), (3 mo. LIBOR US + 1.070%)(a)(b)	$21,750	$21,756,499
Venture XXIV CLO Ltd., Series 2016-24A, Class AR, 3.00%, 10/20/28 (Call 04/20/20), (3 mo. LIBOR US + 1.180%)(a)(b)	2,065	2,062,144
Verizon Owner Trust, Series 2020-A, Class A1B, 2.38%, 07/22/24 (Call 03/20/23), (1 mo. LIBOR US + 0.270%)(b)	9,290	9,280,639
Volvo Financial Equipment LLC, Series 2019-1A, Class A2, 2.90%, 11/15/21 (Call 11/15/22)(a)	12,414	12,462,321
VOYA CLO, Series 2017-2A, Class A1, 3.04%, 06/07/30 (Call 04/15/20), (3 mo. LIBOR US + 1.210%)(a)(b)	5,330	5,333,456
Westlake Automobile Receivables Trust, Series 2019-3A, Class A2, 2.15%, 02/15/23 (Call 12/15/22)(a)	15,040	15,108,793
Wheels SPV 2 LLC, Series 2015-1A, Class A2, 1.88%, 04/20/26 (Call 10/20/20)(a)	154	153,626

Total Asset-Backed Securities — 23.5% (Cost: $1,525,733,770)		1,528,848,530

Certificates of Deposit
MUFG Bank Ltd., 2.29%, 01/25/21, (3 mo. LIBOR US + 0.500%)(b)	15,000	15,056,694
Swedbank, 1.77%, 07/22/20	32,000	32,005,996

Total Certificates of Deposit — 0.7% (Cost: $46,992,781)		47,062,690

Collaterized Mortgage Obligations

Mortgage-Backed Securities — 8.6%
280 Park Avenue Mortgage Trust, Series 2017-280P, Class A, 2.56%, 09/15/34, (1 mo. LIBOR US + 0.880%)(a)(b)	33,000	33,026,664
Americold LLC, Series 2010-ARTA, Class A1, 3.85%, 01/14/29(a)	1,523	1,532,924
AOA Mortgage Trust, Series 2015-1177, Class A, 2.96%, 12/13/29(a)	11,835	11,964,714
AREIT Trust, Series 2019-CRE3, Class A, 2.69%, 09/14/36, (1 mo. LIBOR US + 1.020%)(a)(b)	30,000	30,000,004
Aventura Mall Trust, Series 2013-AVM, Class A, 3.87%, 12/05/32(a)(c)	4,650	4,678,422
BAMLL Commercial Mortgage Securities Trust, Series 2018-DSNY, Class A, 2.53%, 09/15/34, (1 mo. LIBOR US + 0.850%)(a)(b)	34,720	34,601,494
Bancorp Commercial Mortgage Trust
Series 2018-CRE4, Class A, 2.58%, 09/15/35, (1 mo. LIBOR US + 0.900%)(a)(b)	5,122	5,118,935
Series 2019-CRE5, Class A, 2.68%, 03/15/36, (1 mo. LIBOR US + 1.000%)(a)(b)	10,427	10,426,765
BBCMS Mortgage Trust, Series 2019-BWAY, Class A, 2.63%, 11/25/34, (1 mo. LIBOR US + 0.956%)(a)(b)	11,305	11,276,639
BBCMS Trust
Series 2018-TYSN, Class A2, 3.76%, 09/05/32(a)	13,495	13,572,629
Series 2019-CLP, Class A, 2.36%, 12/15/31, (1 mo. LIBOR US + 0.685%)(a)(b)	10,012	9,987,196

Security	Par (000)	Value

Mortgage-Backed Securities (continued)
Bear Stearns Commercial Mortgage Securities Trust, Series 2005-PW10, Class AJ, 5.78%, 12/11/40(c)	$5,085	$5,144,475
BX Commercial Mortgage Trust
Series 2018-BIOA, Class A, 2.35%, 03/15/37, (1 mo. LIBOR US + 0.671%)(a)(b)	23,190	23,168,092
Series 2018-IND, Class A, 2.43%, 11/15/35, (1 mo. LIBOR US + 0.750%)(a)(b)	28,273	28,272,866
Series 2019-XL, Class A, 2.60%, 10/15/36, (1 mo. LIBOR US + 0.920%)(a)(b)	20,979	21,045,296
Series 2020-BXLP, Class A, 2.55%, 12/15/29, (1 mo. LIBOR US + 0.800%)(a)(b)	17,996	18,007,238
BX Trust
Series 2019-ATL, Class A, 2.76%, 10/15/36, (1 mo. LIBOR US + 1.087%)(a)(b)	5,000	4,999,993
Series 2019-CALM, Class A, 2.55%, 11/15/32, (1 mo. LIBOR US + 0.876%)(a)(b)	6,798	6,800,114
CGDBB Commercial Mortgage Trust, Series 2017-BIOC, Class A, 2.47%, 07/15/32, (1 mo. LIBOR US + 0.790%)(a)(b)	12,150	12,158,290
Chase Home Lending Mortgage Trust, Series 2019-ATR2, Class A11, 2.56%, 07/25/49 (Call 11/25/23), (1 mo. LIBOR US + 0.900%)(a)(b)	6,221	6,220,424
COMM Mortgage Trust, Series 2014-CR15, Class A2, 2.93%, 02/10/47	3,772	3,776,571
Commission, Series 2013- GAM, Class A2, 3.37%, 02/10/28(a)	7,695	7,737,706
Commission Mortgage Trust, Series 2013-CR6, Class A3FL, 2.31%, 03/10/46, (1 mo. LIBOR US + 0.630%)(a)(b)	8,857	8,844,431
Credit Suisse Mortgage Capital Certificates, Series 2019-ICE4, Class A, 2.66%, 05/15/36, (1 mo. LIBOR US + 0.980%)(a)(b)	20,920	20,954,495
Four Times Square Trust Commercial Mortgage Pass-Through Certificates, Series 2006-4TS, Class A, 5.40%, 12/13/28(a)	10,758	10,989,885
Gosforth Funding PLC, Series 2018-1A, Class A1, 2.36%, 08/25/60 (Call 08/25/23), (3 mo. LIBOR US + 0.450%)(a)(b)	7,405	7,401,868
GPMT Ltd., Series 2018-FL1, Class A, 2.55%, 11/21/35, (1 mo. LIBOR US + 0.900%)(a)(b)	2,892	2,893,858
GS Mortgage Securities Corp. Trust
Series 2018-LUAU, Class A, 2.68%, 11/15/32, (1 mo. LIBOR US + 1.000%)(a)(b)	7,600	7,588,024
Series 2019-SOHO, Class A, 2.58%, 06/15/36, (1 mo. LIBOR US + 0.900%)(a)(b)	19,046	19,057,843
JP Morgan Chase Commercial Mortgage Securities Corp., Series 2019-BKWD, Class A, 2.68%, 09/15/29, (1 mo. LIBOR US + 1.000%)(a)(b)	1,911	1,912,156
KNDL Mortgage Trust, Series 2019-KNSQ, Class A, 2.48%, 05/15/36, (1 mo. LIBOR US + 0.800%)(a)(b)	8,533	8,524,934
Lanark Master Issuer PLC, 2.67%, 12/22/69 (Call 02/22/20), (3 mo. LIBOR US + 0.770%)(a)(b)	7,484	7,510,945
Madison Avenue Trust, Series 2013-650M, Class A, 3.84%, 10/12/32(a)	7,500	7,544,744

Schedule of Investments (unaudited) (continued) January 31, 2020	iShares® Short Maturity Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Mortgage-Backed Securities (continued)
Morgan Stanley Capital I Trust
Series 2014-CPT, Class A, 3.35%, 07/13/29(a)	$14,480	$14,744,040
Series 2017-CLS, Class A, 2.38%, 11/15/34, (1 mo. LIBOR US + 0.700%)(a)(b)	34,512	34,480,829
Series 2018-BOP, Class A, 2.53%, 08/15/33, (1 mo. LIBOR US + 0.850%)(a)(b)	6,860	6,847,100
Series 2018-SUN, Class A, 2.58%, 07/15/35, (1 mo. LIBOR US + 0.900%)(a)(b)	19,045	19,009,169
Series 2019-AGLN, Class A, 2.63%, 03/15/34, (1 mo. LIBOR US + 0.950%)(a)(b)	8,247	8,237,046
Natixis Commercial Mortgage Securities Trust, Series 2018-RIVA, Class A, 2.43%, 02/15/33, (1 mo. LIBOR US + 0.750%)(a)(b)	7,650	7,620,817
Rosslyn Portfolio Trust, Series 2017-ROSS, Class A, 2.63%, 06/15/33, (1 mo. LIBOR US + 0.950%)(a)(b)	3,390	3,389,995
VNDO Mortgage Trust, Series 2013-PENN, Class A, 3.81%, 12/13/29(a)	10,200	10,299,012
Wells Fargo Commercial Mortgage Trust, Series 2017-SMP, Class A, 2.43%, 12/15/34, (1 mo. LIBOR US + 0.750%)(a)(b)	17,280	17,226,185
WFRBS Commercial Mortgage Trust
Series 2012-C6, Class AS, 3.84%, 04/15/45	12,986	13,408,909
Series 2012-C8, Class AFL, 2.67%, 08/15/45, (1 mo. LIBOR US + 1.000%)(a)(b)	19,450	19,531,823

Total Collaterized Mortgage Obligations — 8.6% (Cost: $561,402,173)		561,535,559

Commercial Paper
Boeing Co., 2.10%, 07/31/20(d)	25,000	24,736,985
Broadcom Inc., 2.63%, 02/06/20(d)	30,000	29,986,845
Ford Motor Cerdit Co., 2.73%, 07/31/20(d)	24,000	23,673,856
Ford Motor Credit Co. LLC
2.59%, 03/24/20(d)	23,130	23,042,076
2.85%, 09/25/20(d)	20,000	19,629,513
General Electric Co., 1.81%, 04/01/20(d)	17,000	16,948,121
Glencore Funding LLC, 1.99%, 04/09/20(d)	20,000	19,924,637
Nissan Motor Acceptance Corp.
1.91%, 04/07/20(d)	18,000	17,936,183
2.22%, 06/12/20(d)	35,000	34,746,173
TELUS Corp., 1.84%, 05/08/20(d)	11,250	11,194,018

Total Commercial Paper — 3.4% (Cost: $221,733,333)		221,818,407

Corporate Bonds & Notes

Advertising — 0.1%
Interpublic Group of Companies Inc. (The), 3.50%, 10/01/20	4,465	4,512,098

Aerospace & Defense — 1.2%
Northrop Grumman Corp., 2.08%, 10/15/20	15,000	15,032,474
Rolls-Royce PLC, 2.38%, 10/14/20 (Call 09/14/20)(a)	30,000	30,061,325

Security	Par (000)	Value

Aerospace & Defense (continued)
United Technologies Corp.
2.55%, 08/16/21 (Call 02/18/20), (3 mo. LIBOR US + 0.650%)(b)(e)	$21,865	$21,869,157
4.50%, 04/15/20	10,000	10,054,659

		77,017,615

Agriculture — 1.5%
BAT Capital Corp.
2.50%, 08/14/20, (3 mo. LIBOR US + 0.590%)(b)(e)	24,000	24,051,994
2.76%, 08/15/22 (Call 07/15/22)	40,000	40,800,776
2.79%, 08/15/22 (Call 07/15/22), (3 mo. LIBOR US + 0.880%)(b)(e)	10,000	10,056,579
Imperial Brands Finance PLC, 2.95%, 07/21/20(a)	15,000	15,069,416
Reynolds American Inc., 6.88%, 05/01/20	10,000	10,121,165

		100,099,930

Auto Manufacturers — 5.4%
American Honda Finance Corp., 2.15%, 06/16/20, (3 mo. LIBOR US + 0.260%)(b)	10,000	10,011,372
BMW Finance NV, 2.25%, 08/12/22(a)	12,000	12,172,878
BMW U.S. Capital LLC
2.28%, 04/06/20, (3 mo. LIBOR US + 0.380%)(a)(b)(e)	4,415	4,418,717
3.25%, 08/14/20(a)	13,665	13,776,159
Daimler Finance North America LLC
2.33%, 02/12/21, (3 mo. LIBOR US + 0.430%)(a)(b)(e)	5,000	5,010,160
2.42%, 05/05/20, (3 mo. LIBOR US + 0.530%)(a)(b)	15,500	15,517,039
3.10%, 05/04/20(a)	20,848	20,912,302
Ford Motor Credit Co. LLC
2.86%, 09/24/20, (3 mo. LIBOR US + 0.930%)(b)(e)	15,000	15,028,630
3.16%, 08/04/20	58,995	59,316,827
5.88%, 08/02/21	15,000	15,743,436
General Motors Financial Co. Inc.
3.20%, 07/13/20 (Call 06/13/20)	50,000	50,217,398
3.70%, 11/24/20 (Call 10/24/20)	25,000	25,296,392
4.20%, 11/06/21(e)	40,000	41,384,298
Hyundai Capital America
2.55%, 04/03/20(a)	12,134	12,171,919
2.71%, 04/03/20, (3 mo. LIBOR US + 0.800%)(a)(b)	6,890	6,896,993
2.90%, 09/18/20, (3 mo. LIBOR US + 1.000%)(a)(b)	3,000	3,012,111
Nissan Motor Acceptance Corp., 2.35%, 09/28/20, (3 mo. LIBOR US + 0.390%)(a)(b)(e)	18,968	18,985,772
Volkswagen Group of America Finance LLC
2.40%, 05/22/20(a)	22,090	22,124,480
2.70%, 09/26/22(a)	2,145	2,181,053

		354,177,936

Banks — 21.2%
Australia & New Zealand Banking Group Ltd.
2.40%, 08/19/20, (3 mo. LIBOR US + 0.500%)(a)(b)	19,745	19,794,303
2.48%, 11/09/22, (3 mo. LIBOR US + 0.580%)(a)(b)	2,000	2,014,220
Australia & New Zealand Banking Group Ltd./New York NY, 2.70%, 11/16/20	15,000	15,125,457

Schedule of Investments (unaudited) (continued) January 31, 2020	iShares® Short Maturity Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Banks (continued)
Banco Santander SA, 2.97%, 04/12/23, (3 mo. LIBOR US + 1.120%)(b)	$10,000	$10,085,282
Bank of America Corp.
2.33%, 10/01/21 (Call 10/01/20)(c)	27,500	27,598,196
2.37%, 07/21/21 (Call 07/21/20)(c)	26,600	26,679,852
2.60%, 06/25/22 (Call 06/25/21), (3 mo. LIBOR US + 0.650%)(b)	10,000	10,062,091
2.80%, 04/24/23 (Call 04/24/22), (3 mo. LIBOR US + 1.000%)(b)(e)	27,500	27,841,000
2.98%, 01/20/23 (Call 01/20/22), (3 mo. LIBOR US + 1.160%)(b)	25,000	25,413,110
Bank of Montreal, 2.71%, 08/27/21, (3 mo. LIBOR US + 0.790%)(b)	7,000	7,070,410
Bank of Nova Scotia (The), 2.52%, 09/19/22, (3 mo. LIBOR US + 0.620%)(b)	10,000	10,097,761
Banque Federative du Credit Mutuel SA
2.20%, 07/20/20(a)	10,000	10,019,755
2.31%, 07/20/20, (3 mo. LIBOR US + 0.490%)(a)(b)	3,215	3,221,740
Barclays Bank PLC, 5.14%, 10/14/20	8,170	8,347,806
Barclays PLC, 2.88%, 06/08/20	22,000	22,053,680
BPCE SA, 3.00%, 05/22/22(a)	10,000	10,227,060
Capital One N.A., 2.92%, 01/30/23 (Call 01/30/22), (3 mo. LIBOR US + 1.150%)(b)	8,000	8,096,242
Citigroup Inc.
2.48%, 10/27/22 (Call 09/27/22), (3 mo. LIBOR US + 0.690%)(b)	10,000	10,096,526
2.65%, 10/26/20	25,000	25,165,644
2.90%, 12/08/21 (Call 11/08/21)	18,350	18,689,026
Citizens Bank N.A./Providence RI
2.49%, 05/26/20, (3 mo. LIBOR US + 0.570%)(b)	8,710	8,724,312
2.63%, 02/14/22 (Call 11/14/21), (3 mo. LIBOR US + 0.720%)(b)(e)	30,000	30,234,768
Commonwealth Bank of Australia/New York NY, 2.40%, 11/02/20	20,000	20,100,897
Cooperatieve Rabobank UA, 2.81%, 09/26/23, (3 mo. LIBOR US + 0.860%)(a)(b)	10,000	10,072,885
Credit Suisse AG/New York NY
3.00%, 10/29/21	18,450	18,844,647
4.38%, 08/05/20	16,932	17,154,346
Credit Suisse Group AG, 3.57%, 01/09/23 (Call 01/09/22)(a)	10,000	10,296,985
Credit Suisse Group Funding Guernsey Ltd., 2.75%, 03/26/20	25,410	25,444,303
Danske Bank A/S
2.42%, 03/02/20, (3 mo. LIBOR US + 0.510%)(a)(b)	2,500	2,501,003
2.75%, 09/17/20(a)	20,000	20,103,026
Deutsche Bank AG/New York NY
2.62%, 01/22/21, (3 mo. LIBOR US + 0.815%)(b)	5,000	4,988,330
4.25%, 02/04/21	9,905	10,091,197
Discover Bank, 3.10%, 06/04/20 (Call 05/04/20)	20,000	20,064,774
Federation des Caisses Desjardins du Quebec, 2.25%, 10/30/20(a)(e)	15,000	15,063,693
Fifth Third Bancorp., 2.88%, 07/27/20 (Call 06/27/20)	10,000	10,043,675

Security	Par (000)	Value

Banks (continued)
Fifth Third Bank/Cincinnati OH, 2.02%, 10/30/20 (Call 09/30/20), (3 mo. LIBOR US + 0.250%)(b)(e)	$10,000	$10,010,770
Goldman Sachs Group Inc. (The)
2.56%, 10/31/22 (Call 10/31/21), (3 mo. LIBOR US + 0.780%)(b)	4,000	4,034,063
2.80%, 07/24/23 (Call 07/24/22), (3 mo. LIBOR US + 1.000%)(b)(e)	5,000	5,060,223
2.90%, 04/26/22 (Call 04/26/21), (3 mo. LIBOR US + 1.110%)(b)	25,000	25,265,127
2.94%, 06/05/23 (Call 06/05/22), (3 mo. LIBOR US + 1.050%)(b)	15,000	15,199,728
3.09%, 09/15/20 (Call 08/15/20), (3 mo. LIBOR US + 1.200%)(b)(e)	1,750	1,760,200
3.15%, 04/23/21 (Call 03/23/21), (3 mo. LIBOR US + 1.360%)(b)	7,000	7,097,159
3.51%, 11/29/23, (3 mo. LIBOR US + 1.600%)(b)	15,000	15,559,754
3.68%, 02/25/21, (3 mo. LIBOR US + 1.770%)(b)(e)	10,000	10,169,281
HSBC Bank PLC, 4.13%, 08/12/20(a)	10,000	10,121,613
HSBC Holdings PLC
2.50%, 05/18/21 (Call 05/18/20), (3 mo. LIBOR US + 0.600%)(b)	24,695	24,727,179
3.57%, 05/25/21, (3 mo. LIBOR US + 1.660%)(b)(e)	10,000	10,189,659
4.13%, 03/08/21, (3 mo. LIBOR US + 2.240%)(b)	6,815	6,965,310
Huntington National Bank (The), 2.50%, 08/07/22 (Call 07/07/22)	15,430	15,700,396
JPMorgan Chase & Co.
2.51%, 06/18/22 (Call 06/18/21), (3 mo. LIBOR US + 0.610%)(b)	12,500	12,569,153
2.59%, 06/01/21 (Call 06/01/20), (3 mo. LIBOR US + 0.680%)(b)	19,985	20,024,903
2.69%, 04/25/23 (Call 04/25/22), (3 mo. LIBOR US + 0.900%)(b)(e)	10,000	10,110,474
2.83%, 01/15/23 (Call 01/15/22), (3 mo. LIBOR US + 1.000%)(b)	15,000	15,200,904
3.03%, 10/24/23 (Call 10/24/22), (3 mo. LIBOR US + 1.230%)(b)	15,000	15,294,000
4.25%, 10/15/20	10,000	10,176,029
JPMorgan Chase Bank N.A.
2.27%, 02/19/21 (Call 02/19/20), (3 mo. LIBOR US + 0.370%)(b)	10,000	10,002,865
2.60%, 02/01/21 (Call 02/03/20)(c)	15,000	15,000,000
3.09%, 04/26/21 (Call 04/26/20)(c)	32,400	32,498,626
Lloyds Bank PLC
2.70%, 08/17/20	20,000	20,103,556
6.38%, 01/21/21	9,000	9,404,827
Mitsubishi UFJ Financial Group Inc., 2.44%, 07/26/21, (3 mo. LIBOR US + 0.650%)(b)	10,000	10,056,740
Mizuho Financial Group Inc.
2.68%, 03/05/23, (3 mo. LIBOR US + 0.790%)(b)(e)	3,000	3,015,974
2.74%, 09/13/23 (Call 09/13/22), (3 mo. LIBOR US + 0.850%)(b)(e)	25,000	25,165,072
3.03%, 09/13/21, (3 mo. LIBOR US + 1.140%)(b)(e)	20,000	20,283,976

Schedule of Investments (unaudited) (continued) January 31, 2020	iShares® Short Maturity Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Banks (continued)
Morgan Stanley
2.63%, 11/17/21	$15,000	$15,235,032
2.80%, 06/16/20	10,000	10,036,474
3.00%, 01/20/22 (Call 01/20/21), (3 mo. LIBOR US + 1.180%)(b)	15,000	15,147,900
3.20%, 10/24/23 (Call 10/24/22), (3 mo. LIBOR US + 1.400%)(b)	40,000	40,961,840
Royal Bank of Scotland Group PLC, 3.38%, 05/15/23 (Call 05/15/22), (3 mo. LIBOR US + 1.470%)(b)(e)	9,895	10,059,190
Santander UK Group Holdings PLC
2.88%, 10/16/20	33,000	33,199,188
3.13%, 01/08/21	10,000	10,106,274
Skandinaviska Enskilda Banken AB
2.33%, 05/17/21, (3 mo. LIBOR US + 0.430%)(a)(b)	10,000	10,027,860
2.53%, 12/12/22, (3 mo. LIBOR US + 0.645%)(a)(b)(e)	15,000	15,068,287
2.63%, 11/17/20(a)(e)	20,000	20,118,200
Standard Chartered PLC
2.74%, 09/10/22 (Call 09/10/21)(a)(c)	8,100	8,176,170
3.05%, 01/15/21(a)(e)	20,000	20,150,775
SunTrust Bank/Atlanta GA, 2.29%, 10/26/21 (Call 10/26/20), (3 mo. LIBOR US + 0.500%)(b)	32,020	32,103,316
Svenska Handelsbanken AB
2.25%, 09/08/20, (3 mo. LIBOR US + 0.360%)(b)(e)	5,000	5,010,512
2.38%, 05/24/21, (3 mo. LIBOR US + 0.470%)(b)	12,500	12,555,906
Synchrony Bank, 2.59%, 03/30/20, (3 mo. LIBOR US + 0.625%)(b)	30,000	30,026,133
Truist Bank, 2.80%, 05/17/22 (Call 04/17/22)	10,000	10,225,953
Truist Financial Corp., 2.46%, 06/15/20, (3 mo. LIBOR US + 0.570%)(b)	9,403	9,420,010
UBS AG/London
2.39%, 12/01/20 (Call 11/01/20), (3 mo. LIBOR US + 0.480%)(a)(b)	5,000	5,013,345
2.45%, 12/01/20 (Call 11/01/20)(a)	15,000	15,070,050
2.47%, 06/08/20 (Call 05/08/20), (3 mo. LIBOR US + 0.580%)(a)(b)	5,300	5,307,956
UBS Group Funding Switzerland AG, 3.13%, 05/23/23 (Call 05/23/22), (3 mo. LIBOR US + 1.220%)(a)(b)(e)	20,000	20,324,194
Wells Fargo & Co.
2.55%, 12/07/20	15,000	15,093,069
2.63%, 07/22/22	15,000	15,296,577
2.68%, 07/22/20, (3 mo. LIBOR US + 0.880%)(b)(e)	5,000	5,020,319
3.24%, 03/04/21, (3 mo. LIBOR US + 1.340%)(b)(e)	30,000	30,397,477
Wells Fargo Bank N.A.
2.31%, 07/23/21 (Call 07/23/20), (3 mo. LIBOR US + 0.500%)(b)	15,000	15,027,840
2.31%, 10/22/21 (Call 09/21/21), (3 mo. LIBOR US + 0.510%)(b)(e)	30,000	30,149,026

		1,376,524,436

Biotechnology — 0.3%
Amgen Inc., 2.35%, 05/11/20, (3 mo. LIBOR US + 0.450%)(b)	8,100	8,108,293

Security	Par (000)	Value

Biotechnology (continued)
Gilead Sciences Inc., 2.55%, 09/01/20	$10,000	$10,044,910

		18,153,203

Chemicals — 1.0%
DuPont de Nemours Inc.
2.62%, 11/15/20, (3 mo. LIBOR US + 0.710%)(b)(e)	47,500	47,737,638
3.77%, 11/15/20	5,000	5,074,438
Sherwin-Williams Co. (The), 2.75%, 06/01/22 (Call 05/01/22)(e)	11,589	11,861,372

		64,673,448

Commercial Services — 0.2%
Moody’s Corp., 2.75%, 12/15/21 (Call 11/15/21)	12,150	12,372,832

Computers — 1.0%
Dell International LLC/EMC Corp., 5.45%, 06/15/23 (Call 04/15/23)(a)	25,000	27,388,680
Hewlett Packard Enterprise Co.
2.62%, 10/05/21 (Call 02/18/20), (3 mo. LIBOR US + 0.720%)(b)	20,000	20,002,823
3.60%, 10/15/20 (Call 09/15/20)(f)	10,000	10,111,806
IBM Credit LLC, 2.38%, 11/30/20, (3 mo. LIBOR US + 0.470%)(b)	7,250	7,275,148

		64,778,457

Diversified Financial Services — 4.0%
AerCap Ireland Capital DAC/AerCap Global
Aviation Trust
4.25%, 07/01/20	35,000	35,308,639
4.63%, 10/30/20	20,000	20,384,247
5.00%, 10/01/21	13,845	14,527,718
AIG Global Funding, 2.39%, 07/02/20, (3 mo. LIBOR US + 0.480%)(a)(b)	3,695	3,702,070
American Express Co.
2.10%, 10/30/20 (Call 09/29/20), (3 mo. LIBOR US + 0.330%)(b)	7,750	7,761,202
2.49%, 11/05/21 (Call 10/05/21), (3 mo. LIBOR US + 0.600%)(b)(e)	10,000	10,066,700
2.57%, 02/27/23 (Call 01/27/23), (3 mo. LIBOR US + 0.650%)(b)	4,000	4,029,826
American Express Credit Corp., 2.34%, 03/03/20 (Call 02/03/20), (3 mo. LIBOR US + 0.430%)(b)	10,000	10,000,000
Capital One Bank USA N.A., 2.01%, 01/27/23 (Call 01/27/22)(c)	10,000	10,032,103
Capital One Financial Corp.
2.22%, 10/30/20 (Call 09/30/20), (3 mo. LIBOR US + 0.450%)(b)(e)	5,000	5,011,386
2.84%, 03/09/22 (Call 02/09/22), (3 mo. LIBOR US + 0.950%)(b)	24,635	24,919,165
3.45%, 04/30/21 (Call 03/30/21)	10,000	10,195,402
GE Capital International Funding Co. Unlimited Co., 2.34%, 11/15/20(e)	53,250	53,429,770
Nomura Holdings Inc., 6.70%, 03/04/20	31,841	31,972,822
Synchrony Financial, 2.70%, 02/03/20	17,695	17,695,000

		259,036,050

Electric — 0.6%
Duke Energy Progress LLC, 2.07%, 09/08/20, (3 mo. LIBOR US + 0.180%)(b)	9,835	9,846,743
Florida Power & Light Co., 2.31%, 05/06/22 (Call 02/11/20), (3 mo. LIBOR US + 0.400%)(b)	8,645	8,645,570

Schedule of Investments (unaudited) (continued) January 31, 2020	iShares® Short Maturity Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Electric (continued)
NextEra Energy Capital Holdings Inc., 2.90%, 04/01/22	$13,665	$13,986,419
Sempra Energy, 2.33%, 01/15/21 (Call 03/02/20), (3 mo. LIBOR US + 0.500%)(b)	5,065	5,065,891

		37,544,623

Electronics — 0.4%
Roper Technologies Inc., 3.00%, 12/15/20 (Call 11/15/20)	8,500	8,576,415
Tyco Electronics Group SA, 2.34%, 06/05/20, (3 mo. LIBOR US + 0.450%)(b)	15,000	15,010,890

		23,587,305

Environmental Control — 0.1%
Republic Services Inc., 3.55%, 06/01/22 (Call 03/01/22)	5,895	6,108,981

Food — 1.6%
Campbell Soup Co., 2.52%, 03/15/21, (3 mo. LIBOR US + 0.630%)(b)	15,000	15,061,801
Conagra Brands Inc.
2.38%, 10/09/20, (3 mo. LIBOR US + 0.500%)(b)	7,000	7,013,349
2.55%, 10/22/20 (Call 02/11/20), (3 mo. LIBOR US + 0.750%)(b)	9,945	9,945,987
General Mills Inc.
2.38%, 04/16/21, (3 mo. LIBOR US + 0.540%)(b)	26,636	26,769,446
2.60%, 10/12/22 (Call 09/12/22)	9,135	9,310,456
Kraft Heinz Foods Co.
2.47%, 02/10/21, (3 mo. LIBOR US + 0.570%)(b)	4,010	4,017,298
2.72%, 08/10/22, (3 mo. LIBOR US + 0.820%)(b)(e)	5,000	5,022,717
Tyson Foods Inc.
2.34%, 08/21/20, (3 mo. LIBOR US + 0.450%)(b)(e)	14,160	14,178,798
2.46%, 06/02/20, (3 mo. LIBOR US + 0.550%)(b)	5,475	5,482,642
4.50%, 06/15/22 (Call 03/15/22)	7,930	8,368,431

		105,170,925

Health Care – Products — 0.1%
Medtronic Inc., 2.69%, 03/15/20, (3 mo. LIBOR US + 0.800%)(b)	5,312	5,317,323

Health Care – Services — 0.3%
Anthem Inc., 3.13%, 05/15/22	9,425	9,714,235
UnitedHealth Group Inc., 2.70%, 07/15/20	10,000	10,044,420

		19,758,655

Insurance — 0.6%
Allstate Corp. (The), 2.39%, 03/29/21, (3 mo. LIBOR US + 0.430%)(b)(e)	5,710	5,727,978
American International Group Inc., 3.38%, 08/15/20	2,997	3,021,435
Hartford Financial Services Group Inc. (The), 5.50%, 03/30/20	19,058	19,165,487
Marsh & McLennan Companies Inc., 3.16%, 12/29/21 (Call 03/02/20), (3 mo. LIBOR US + 1.200%)(b)	13,380	13,392,091

		41,306,991

Security	Par (000)	Value

Lodging — 0.7%
Marriott International Inc./MD
Series N, 3.13%, 10/15/21 (Call 07/15/21)	$35,000	$35,665,652
Series Y, 2.51%, 12/01/20, (3 mo. LIBOR US + 0.600%)(b)(e)	10,000	10,026,864

		45,692,516

Machinery — 0.3%
Caterpillar Financial Services Corp., 2.42%, 05/15/23, (3 mo. LIBOR US + 0.510%)(b)(e)	10,000	10,050,909
John Deere Capital Corp.
2.22%, 06/22/20, (3 mo. LIBOR US + 0.290%)(b)	6,000	6,006,531
2.29%, 06/07/21, (3 mo. LIBOR US + 0.400%)(b)(e)	6,480	6,503,161

		22,560,601

Manufacturing — 0.7%
General Electric Co., 4.63%, 01/07/21	34,500	35,341,046
Siemens Financieringsmaatschappij NV
2.15%, 05/27/20(a)	10,000	10,017,757
2.23%, 03/16/20, (3 mo. LIBOR US + 0.340%)(a)(b)	2,000	2,001,100

		47,359,903

Media — 2.5%
Charter Communications Operating LLC/Charter Communications Operating Capital
3.58%, 07/23/20 (Call 06/23/20)	96,750	97,320,902
4.46%, 07/23/22 (Call 05/23/22)	20,000	21,133,319
Comcast Corp., 2.35%, 10/01/21, (3 mo. LIBOR US + 0.440%)(b)	42,930	43,157,202

		161,611,423

Oil & Gas — 1.5%
Newfield Exploration Co., 5.75%, 01/30/22	20,000	21,265,822
Occidental Petroleum Corp., 3.36%, 08/15/22 (Call 08/15/20), (3 mo. LIBOR US + 1.450%)(b)	53,070	53,366,753
Ovintiv Inc., 3.90%, 11/15/21 (Call 08/15/21)	15,407	15,809,934
Phillips 66, 2.58%, 04/15/20 (Call 03/02/20), (3 mo. LIBOR US + 0.750%)(a)(b)(e)	5,625	5,627,723

		96,070,232

Pharmaceuticals — 7.2%
AbbVie Inc.
2.24%, 05/21/21, (3 mo. LIBOR US + 0.350%)(a)(b)(e)	30,000	30,069,482
2.50%, 05/14/20 (Call 04/14/20)	62,500	62,576,538
Allergan Funding SCS
3.00%, 03/12/20 (Call 02/17/20)	94,829	94,856,551
3.14%, 03/12/20, (3 mo. LIBOR US + 1.255%)(b)	20,505	20,531,548
3.45%, 03/15/22 (Call 01/15/22)	10,000	10,293,926
Allergan Inc./U.S., 3.38%, 09/15/20	15,732	15,919,684
Bayer U.S. Finance LLC, 3.00%, 10/08/21(a)	10,000	10,208,731
Becton Dickinson and Co.
2.40%, 06/05/20	25,000	25,034,999
2.84%, 12/29/20 (Call 03/02/20), (3 mo. LIBOR US + 0.875%)(b)	21,378	21,389,056
Cigna Corp., 3.20%, 09/17/20	30,000	30,253,711
CVS Health Corp.
2.52%, 03/09/20, (3 mo. LIBOR US + 0.630%)(b)	531	531,282
2.61%, 03/09/21, (3 mo. LIBOR US + 0.720%)(b)(e)	10,000	10,059,885

Schedule of Investments (unaudited) (continued) January 31, 2020	iShares® Short Maturity Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Pharmaceuticals (continued)
2.75%, 12/01/22 (Call 09/01/22)	$15,000	$15,312,220
2.80%, 07/20/20 (Call 06/20/20)	86,485	86,796,101
3.50%, 07/20/22 (Call 05/20/22)	4,190	4,340,588
Express Scripts Holding Co., 2.60%, 11/30/20	8,200	8,250,658
Shire Acquisitions Investments Ireland DAC, 2.40%, 09/23/21 (Call 08/23/21)	7,690	7,758,029
Takeda Pharmaceutical Co. Ltd., 4.00%, 11/26/21 (Call 10/26/21)	12,435	12,892,730

		467,075,719

Pipelines — 2.9%
Energy Transfer Operating LP, 4.15%, 10/01/20 (Call 02/14/20)	37,445	37,849,446
Enterprise Products Operating LLC, 5.20%, 09/01/20	10,000	10,190,378
Kinder Morgan Energy Partners LP
5.00%, 10/01/21 (Call 07/01/21)	5,202	5,421,580
6.85%, 02/15/20	15,830	15,850,809
Kinder Morgan Inc./DE, 5.00%, 02/15/21 (Call 01/15/21)(a)	10,000	10,277,008
MPLX LP
2.79%, 09/09/21 (Call 09/09/20), (3 mo. LIBOR US + 0.900%)(b)	6,825	6,850,067
6.25%, 10/15/22 (Call 02/18/20)(a)	2,000	2,038,140
Plains All American Pipeline LP/PAA Finance Corp., 5.00%, 02/01/21 (Call 11/01/20)	16,130	16,472,144
Spectra Energy Partners LP, 2.59%, 06/05/20, (3 mo. LIBOR US + 0.700%)(b)(e)	32,000	32,064,592
TransCanada PipeLines Ltd., 3.80%, 10/01/20	5,127	5,190,621
Western Midstream Operating LP, 2.70%, 01/13/23, (3 mo. LIBOR US + 0.850%)(b)	4,045	4,043,134
Williams Companies Inc. (The), 5.25%, 03/15/20	43,300	43,445,657

		189,693,576

Semiconductors — 1.5%
Broadcom Corp./Broadcom Cayman Finance Ltd.
2.20%, 01/15/21	35,000	35,090,858
3.00%, 01/15/22 (Call 12/15/21)	24,000	24,427,771
Broadcom Inc., 3.13%, 04/15/21(a)	30,800	31,243,318
Lam Research Corp., 2.75%, 03/15/20 (Call 03/02/20)	7,555	7,559,525

		98,321,472

Software — 0.1%
Fiserv Inc., 2.70%, 06/01/20 (Call 05/01/20)	8,580	8,597,148

Telecommunications — 2.7%
AT&T Inc.
2.45%, 06/30/20 (Call 05/30/20)	20,000	20,025,986
2.66%, 06/01/21, (3 mo. LIBOR US + 0.750%)(b)	13,250	13,342,881
2.78%, 07/15/21, (3 mo. LIBOR US + 0.950%)(b)	25,000	25,263,526
2.80%, 02/17/21 (Call 01/17/21)	26,900	27,164,504
3.07%, 06/12/24, (3 mo. LIBOR US + 1.180%)(b)	10,000	10,178,286
BellSouth LLC, 4.33%, 04/26/21(a)	35,000	35,176,050
Sprint Spectrum Co. LLC/Sprint Spectrum Co. II LLC/Sprint Spectrum Co. III LLC, 3.36%, 09/20/21(a)	4,070	4,102,691

Security	Par/ Shares (000)			Value

Telecommunications (continued)
Verizon Communications Inc.
2.45%, 05/22/20, (3 mo. LIBOR US + 0.550%)(b)(e)		$22,940		$22,972,524
2.89%, 03/16/22, (3 mo. LIBOR US + 1.000%)(b)(e)		15,373		15,623,614

				173,850,062

Transportation — 0.1%
Ryder System Inc., 2.65%, 03/02/20 (Call 02/10/20)		7,725		7,725,837

Trucking & Leasing — 0.2%
Penske Truck Leasing Co. LP/PTL Finance Corp., 3.20%, 07/15/20 (Call 06/15/20)(a)		12,000		12,062,331

Total Corporate Bonds & Notes — 60.0% (Cost: $3,885,370,811)				3,900,761,628

Foreign Government Obligations

Mexico — 2.4%
Mexico Cetes
0.00%, 02/27/20(g)(h)	MXN	1,437,150		75,265,546
0.00%, 04/02/20(g)(h)	MXN	303,650		15,861,371
0.00%, 02/13/20(g)(h)	MXN	1,229,900		64,586,458

				155,713,375

Total Foreign Government Obligations — 2.4% (Cost: $154,414,407)				155,713,375

Repurchase Agreements
Mizuho Securities USA Inc., 2.33%, 02/03/20 (Purchased on 01/31/20 to be repurchased at $30,005,818, collateralized by non-agency mortgage-backed security, 2.13% to 6.66%, due 02/01/26 to 05/25/46, par and fair value of $37,950,996 and $34,334,069, respectively)(b)(i)		30,000		30,000,000

Total Repurchase Agreements — 0.5% (Cost: $30,000,000)				30,000,000

U.S. Government Agency Obligations

Mortgage-Backed Securities — 0.1%
Federal National Mortgage Association, 5.00%, 01/01/20		0	(j)	442
FHLMC Multifamily Structured Pass Through Certificates
Series K010, Class A2, 4.33%, 10/25/20(c)		1,228		1,241,223
Series K032, Class A1, 3.02%, 02/25/23		701		715,488
Series K037, Class A1, 2.59%, 04/25/23		903		915,245
Series K721, Class A1, 2.61%, 01/25/22		1,393		1,405,128

Total U.S. Government Agency Obligations — 0.1% (Cost: $4,261,365)				4,277,526

Money Market Funds
BlackRock Cash Funds: Institutional, SL Agency Shares, 1.78%(k)(l)(m)		36,717		36,738,755

Schedule of Investments (unaudited) (continued) January 31, 2020	iShares® Short Maturity Bond ETF (Percentages shown are based on Net Assets)

Security	Shares (000)	Value
BlackRock Cash Funds: Treasury, SL Agency Shares, 1.50%(k)(l)	19,567	$19,567,000

Total Money Market Funds — 0.9% (Cost: $56,291,945)		56,305,755

Total Investments in Securities — 100.1% (Cost: $6,486,200,585)		6,506,323,470

Other Assets, Less Liabilities — (0.1)%		(5,274,892)

Net Assets — 100.0%		$6,501,048,578

(a)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(b)	Variable or floating rate security. Rate shown is the rate in effect as of period-end.
(c)	Security is issued at a fixed coupon rate, which converts to a variable rate at a specified date.
(d)	Rates are discount rates or a range of discount rates at the time of purchase.
(e)	All or a portion of this security is on loan.
(f)	Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step-down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.

(g)	U.S. dollar denominated security issued by foreign domiciled entity.
(h)	Zero-coupon bond.
(i)	Maturity date represents next reset date.
(j)	Rounds to less than 1,000.
(k)	Affiliate of the Fund.
(l)	Annualized 7-day yield as of period-end.
(m)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Affiliates

Investments in issuers considered to be affiliates of the Fund during the three months ended January 31, 2020, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Shares Held at 10/31/19 (000)	Net Activity (000)	Shares Held at 01/31/20 (000)	Value at 01/31/20	Income		Net Realized Gain (Loss)	(a)	Change in Unrealized Appreciation (Depreciation)
BlackRock Cash Funds: Institutional, SL Agency Shares	25,595	11,122	36,717	$36,738,755	$24,483	(b)	$3,492		$1,399
BlackRock Cash Funds: Treasury, SL Agency Shares	114,910	(95,343)	19,567	19,567,000	1,444,035		—		—

				$56,305,755	$1,468,518		$3,492		$1,399

(a)	Includes realized capital gain distributions from an affiliated fund, if any.
(b)

Includes securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities, and less fees paid to BTC as securities lending agent.

Forward Foreign Currency Exchange Contracts

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	64,661,369	MXN	1,222,807,715	BBP	02/13/20	$100,659
USD	374,894	MXN	7,092,285	SSB	02/13/20	442

						101,101

USD	43,665,314	MXN	854,276,943	BBP	02/27/20	(1,343,825)
USD	19,364,049	MXN	379,081,900	GS	02/27/20	(608,572)
USD	10,283,330	MXN	200,806,666	HSBC	02/27/20	(296,536)
USD	152,825	MXN	2,984,491	SSB	02/27/20	(4,419)
USD	15,473,872	MXN	303,650,000	HSBC	04/02/20	(441,933)

						(2,695,285)

	Net unrealized depreciation					$(2,594,184)

Schedule of Investments (unaudited) (continued) January 31, 2020	iShares® Short Maturity Bond ETF

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at iShares.com and on the U.S. Securities and Exchange Commission website at sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of January 31, 2020. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Asset-Backed Securities	$—	$1,528,848,530	$—	$1,528,848,530
Certificates of Deposit	—	47,062,690	—	47,062,690
Collaterized Mortgage Obligations	—	561,535,559	—	561,535,559
Commercial Paper	—	221,818,407	—	221,818,407
Corporate Bonds & Notes	—	3,900,761,628	—	3,900,761,628
Foreign Government Obligations	—	155,713,375	—	155,713,375
Repurchase Agreements	—	30,000,000	—	30,000,000
U.S. Government Agency Obligations	—	4,277,526	—	4,277,526
Money Market Funds	56,305,755	—	—	56,305,755

	$56,305,755	$6,450,017,715	$—	$6,506,323,470

Derivative financial instruments(a)
Assets
Forward Foreign Currency Exchange Contracts	$—	$101,101	$—	$101,101
Liabilities
Forward Foreign Currency Exchange Contracts	—	(2,695,285)	—	(2,695,285)

	$—	$(2,594,184)	$—	$(2,594,184)

(a)	Shown at the unrealized appreciation (depreciation) on the contracts.

Portfolio Abbreviations — Fixed Income

CLO	Collateralized Loan Obligation

LIBOR	London Interbank Offered Rate

Counterparty Abbreviations

BBP	Barclays Bank PLC Wholesale

GS	Goldman Sachs & Co.

HSBC	HSBC Bank PLC

SSB	State Street Bank and Trust Co.

Currency Abbreviations

MXN	Mexican Peso

USD	United States Dollar